Capital and reserves (Details) - Schedule of issued share capital (Parentheticals) - SFr / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares Nominal Value [member]
Capital and reserves (Details) - Schedule of issued share capital (Parentheticals) [Line Items]
Nominal value of common shares	SFr 0.01	SFr 0.01